LOANS AND BORROWINGS - Aggregate maturities (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Twelve months ending December 31,
2023	¥ 1,971,771
2024	3,454,547
2025	2,676,381
2026	3,231,850
2027	4,235,557
Thereafter	9,919,723
Long-term borrowings	¥ 25,489,829	¥ 19,592,853